Earnings per share - Additional Information (Details) € in Millions	10 Months Ended	12 Months Ended
	Dec. 31, 2016 EUR (€) shares	Dec. 31, 2017 shares	Dec. 31, 2016 EUR (€) shares	Dec. 31, 2015 EUR (€) shares	May 10, 2016 EquityInstruments	May 09, 2016 shares
Earnings per share [line items]
Assumed conversion of convertible bonds				268,975,000
Alcatel Lucent American Depositary Shares			8,746,000
Alcatel Lucent
Earnings per share [line items]
Number of shares acquired						107,775,949
Depositary in settlement of the transaction | EquityInstruments					59,276,772
Alcatel Lucent American Depositary Shares	9,000,000
750 convertible bonds
Earnings per share [line items]
Assumed conversion of convertible bonds			269,000,000
Debt redeemed | €	€ 750		€ 750	€ 750
Restricted Shares
Earnings per share [line items]
Antidilutive share equivalents excluded (in shares)		5,000,000	5,000,000	0
Performance Shares
Earnings per share [line items]
Antidilutive share equivalents excluded (in shares)		14,000,000	10,000,000	0
Antidilutive contingent performance shares (in shares)		3,000,000	4,000,000	4,000,000
Maximum | Stock Option
Earnings per share [line items]
Antidilutive share equivalents excluded (in shares)		1,000,000	1,000,000	1,000,000